BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)							1 Months Ended	6 Months Ended			12 Months Ended
	Dec. 10, 2021 shares	Nov. 10, 2021 shares	Jun. 03, 2021 USD ($) shares	Jan. 13, 2021 CNY (¥) item shares	Dec. 10, 2019	Aug. 21, 2018 CNY (¥) shares	Aug. 21, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 03, 2021 CNY (¥)	Jun. 03, 2021 USD ($) $ / shares	Jan. 13, 2021 USD ($) item $ / shares
Cost Method Investment Ownership Percentage						43.00%	43.00%			43.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures						487,057
Loss (income) from investment in unconsolidated entity								¥ (15,411)	$ (2,423)	¥ 251,296
Reverse stock split								0.2	0.2
Investment loss | ¥										251,296
Future Gas Station (Beijing) Technology, Ltd
Payments to Acquire Additional Interest in Subsidiaries | ¥						¥ 10,000,000	¥ 10,000,000
Equity Method Investment, Additional Information						As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted Class A Ordinary Shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency.
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures						487,057
Number of gas stations extending business | item								200	200
Number of Company's subsidiaries who entered into the fourth supplemental agreement to the investment agreement | item				2										2
Stock price | $ / shares														$ 1.61
Fair market value of waived performance goals				¥ 1,689,807										$ 261,667
Ownership interest (as a percent)				51.00%										51.00%
Remeasurement gain of previously held equity interests in connection with step acquisition | ¥											¥ 979,254
Amortization expense								¥ 350,000	$ 55,019	¥ 0
Investment in Starry Blockchain Energy Pte. Ltd
Cost Method Investment Ownership Percentage												30.00%	30.00%
Payments to Acquire Equity Method Investments | $			$ 3,000,000
Stock price | $ / shares													$ 13.80
Ownership interest (as a percent)												30.00%	30.00%
Fair value of shares issued												¥ 27,675,450	$ 4,327,600
Investment loss								¥ 15,411	$ 2,386
Starry
Restricted shares issued for services (in shares)		500,000
Future Gas Station (Beijing) Technology, Ltd
Percentage of equity interest to be acquired in exchange for waiver of performance goals				8.00%										8.00%
Consideration in shares				487,057
Number of Shares cancelled				162,352
Percentage of deemed consideration of equity.				8.00%
Restricted shares | Future Gas Station (Beijing) Technology, Ltd
Consideration in shares				487,057
Minimum
Ownership interest (as a percent)						8.00%	8.00%
Maximum
Ownership interest (as a percent)						43.00%	43.00%
Class A ordinary shares
Reverse stock split					0.2
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures						487,057
Class A ordinary shares | Investment in Starry Blockchain Energy Pte. Ltd
Number of shares cancelled	316,345
Class A ordinary shares | Restricted shares | Investment in Starry Blockchain Energy Pte. Ltd
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			316,345
Stock price | $ / shares													$ 9.48